Trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	€ 6,169,917	€ 5,791,733	€ 4,714,509
Derivative, fair value	381	598	(649)
Forward rate agreements
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	218,252	308,340	190,553
Derivative, fair value	(8)	(1)	(15)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	4,322,199	4,197,246	3,312,025
Derivative, fair value	2,573	115	974
Options, futures and other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	794,140	543,138	540,424
Derivative, fair value	(907)	(514)	(511)
CDS
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	23,701	18,889	25,136
Derivative, fair value	(71)	33	68
Foreign currency purchases and sales
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	325,720	275,449	236,805
Derivative, fair value	(441)	301	(29)
Foreign currency options
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	44,763	54,215	43,488
Derivative, fair value	(182)	2	(37)
Currency swaps
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	379,176	334,524	295,753
Derivative, fair value	(1,162)	(416)	(1,628)
Securities and commodities derivatives and other
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	61,966	59,932	70,325
Derivative, fair value	€ 579	€ 1,078	€ 529